Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes
Income Taxes

10. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries established in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Under the Hong Kong tax laws, it is exempted from the Hong Kong income tax on its foreign-derived income. In addition, payments of dividends from Hong Kong subsidiaries to us are not subject to any Hong Kong withholding tax.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

The tax expense (benefit) comprises:

	Years Ended December 31,
	(Amount in Thousands)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Current Tax	198,841	246,079	282,422	40,568
Deferred Tax	244	(23,759)	(62,397)	(8,963)
Total	199,085	222,320	220,025	31,605

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2017	2018	2019
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.14%	0.38%	0.04%
Effect of tax-free investment income	(2.03)%	(0.49)%	(1.37)%
Effect of different tax rate of subsidiary in other jurisdiction	(3.30)%	(2.54)%	(5.13)%
Effect of deferred tax asset allowance	1.07%	1.57%	5.85%
Effect of tax holidays	(0.73)%	(1.00)%	(2.60)%
Effect of income from equity in Fund of Fund	1.92%	0.49%	1.27%
Effect of true-ups	0.84%	(1.51)%	(0.47)%
Effect of others	0.01%	0.10%	0.14%
	22.92%	22.00%	22.73%

The aggregate amount and per share effect of the tax holidays (including effect of timing difference reversed in the year with different rate) are as follows:

	Years Ended December 31,
	(Amount in Thousands Except Shares Data)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Aggregate	6,367	10,106	25,146	3,612
Per share effect-basic	0.23	0.35	0.82	0.12
Per share effect-diluted	0.21	0.33	0.81	0.12

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	5,743	3,240	465
Tax loss carry forward	117,978	215,423	30,944
Unrealized other income	2,012	1,226	176
Others	3,302	4,194	602
Gross deferred tax assets	129,035	224,083	32,187
Valuation allowance	(15,651)	(56,653)	(8,137)
Net deferred tax assets	113,384	167,430	24,050
Deferred tax liabilities:
Unrealized investment income	67,092	56,401	8,101
Net deferred tax liabilities (after offsetting)	67,092	56,401	8,101

Deferred tax assets and liabilities have been offset where the Group has a legally enforceable right to do so, and intends to settle on a net basis.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced. As of December 31, 2019, operating loss carry forward amounted to RMB861,692 for the PRC and Hong Kong income tax purpose. According to the Article 18 of PRC Tax Law, the enterprise can carry over the losses to the succeeding five tax years, tax loss carry forward that the Group recognized will begin to expire from 2020 to 2025. During the years ended December 31, 2018 and 2019, the Group recorded an allowance of RMB15,651 and RMB56,653, respectively for deferred tax assets which are not more likely than not to be realized.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The accumulated undistributed earnings of the Group’s PRC subsidiaries were RMB3.3 billion as of December 31, 2019. The Group intends to indefinitely reinvest the remaining undistributed earnings of the Group’s PRC subsidiaries, and therefore, no additional provision for PRC dividend withholding tax was accrued. Aggregate undistributed earnings of the Group’s VIE companies located in the PRC that are available for distribution to the Group were approximately RMB1.5 billion as of December 31, 2019. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

The Group did not record any uncertain tax positions during the years ended December 31, 2017, 2018 and 2019. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 100 is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. .